Schedule of lease liability reconciliation (Details) - Cilo Cybin Holdings Limited [member]	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Opening Balance
Additions	404,635
Lease payments	(423,264)
Interest on lease liability	316,908
Total lease liability	3,939,279	RM 52,908
Current lease liability	205,887
Non-current lease liability	$ 3,733,392